Significant Accounting Judgements, Estimates and Assumptions	12 Months Ended
Dec. 31, 2022
Significant Accounting Judgements, Estimates and Assumptions [Abstract]
Significant accounting judgements, estimates and assumptions

3. Significant accounting judgements, estimates and assumptions

The preparation of the Group’s consolidated financial statements requires management to make judgements, estimates and assumptions that affect the reported amounts of revenues, expenses, assets and liabilities, and the accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates could result in outcomes that require a material adjustment to the carrying amount of assets or liabilities affected in future periods.

Other disclosures relating to the Group’s exposure to risks and uncertainties includes:

● Capital management	Note 6
● Financial instruments risk management and policies	Note 18.4
● Sensitivity analysis disclosures	Note 18.4

Judgements

In the process of applying the Group’s accounting policies, management has made the following judgements, which have the most significant effect on the amounts recognised in the consolidated financial statements:

Contractual arrangement

As disclosed in Note 7, the Group exercises substantial influence over Beijing Kuke Music and BMF Culture (the “VIEs”) and enjoys all the economic benefits of the VIEs through VIE agreements.

The Group considers that it controls the VIEs, notwithstanding the fact that it does not hold any direct equity interest in the VIEs, as it has power over the financial and operating policies and receives substantially all of the economic benefits from the business activities of the VIEs through the VIE agreements. Accordingly, the VIEs have been accounted for as subsidiaries during the reporting period.

Revenue recognition - principal versus agent considerations

The Group enters into contracts with database holders to provide, on their behalf, database services to colleges and libraries. The Group determined that it does not control the database services before they are transferred to customers and it does not obtain benefits from the database services.

The following factors indicate that the Group is an agent in these contracts:

●	The Group is not primarily responsible for fulfilling the promise to provide database services;

●	The Group has no discretion in establishing the pricing for such database services;

●	The Group’s consideration is in the form of a commission

Determining the lease term of a contract with a renewal option - Group as lessee

The Group determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.

The Group has a lease contract that include extension and termination options. The Group applies judgement in evaluating whether it is reasonably certain whether or not to exercise the option to renew or terminate the lease. That is, it considers all relevant factors that create an economic incentive for it to exercise either the renewal or termination. After the commencement date, the Group reassess the lease term if there is a significant event or change in circumstances that is within its control and affects its ability to exercise or not to exercise the option to renew or to terminate.

The Group included the renewal period as part of the lease term for the lease of an office property. The Group typically exercises its option to renew for the lease because there will be a significant negative effect from relocating the Group’s operations.

Estimates and assumptions

The key assumptions concerning the future and other key sources of estimation uncertainty at the reporting date, that have a significant risk of causing a material adjustment to the carrying amounts of assets and liabilities within the next financial year, are described below. The Group based its assumptions and estimates on parameters available when the consolidated financial statements were prepared. Existing circumstances and assumptions about future developments, however, may change due to market changes or circumstances arising that are beyond the control of the Group. Such changes are reflected in the assumptions when they occur.

Provision for expected credit losses on trade receivables and other financial assets at amortised cost

The Group uses a provision matrix to calculate ECLs for trade receivables. The provision rates are based on days past due for groupings of various customer segments that have similar loss patterns.

The provision matrix is initially based on the Group’s historical observed default rates. The Group will calibrate the matrix to adjust the historical credit loss experience with forward-looking information. At every reporting date, the historical observed default rates are updated and changes in the forward-looking estimates are analysed.

Provision for expected credit losses on trade receivables and other financial assets at amortised cost (continued)

The assessment of the correlation between historical observed default rates, forecast economic conditions and ECLs is a significant estimate. The amount of ECLs is sensitive to changes in circumstances and of forecast economic conditions. The Group’s historical credit loss experience and forecast of economic conditions may also not be representative of a customer’s actual default in the future. The information about the ECLs on the Group’s trade receivables, other receivables and amounts due from related parties and shareholders are disclosed in Notes 16, 17, 18.4 and 26.

The loss allowances for financial assets included in prepayments, other receivables and other assets and amounts due from related parties and shareholders are based on assumption about risk of default and expected loss rates. The Group makes adjustment in making these assumptions and selecting the inputs to the ECL calculation, based on the Group’s past history, existing market condition as well as forward-looking estimates at the end of each of the reporting periods. A number of significant judgements and estimation are also required in applying the accounting requirements for measuring ECLs, such as:

●	Determining criteria for a significant increase in credit risk;

●	Identifying economic indicators for forward-looking measurements; and

●	Estimating future cash flows.

Useful life of intangible assets

The Group’s management determines the estimated useful lives and related amortisation for the Group’s intangible assets with reference to the estimated periods that the Group intends and is able to derive future economic benefits from the use of these assets. Management will revise the amortisation where useful lives are different to that previously estimated, or it will writeoff or writedown commercial obsolete or non-strategic assets that have been abandoned or sold. Actual economic lives may differ from estimated useful lives. Periodic review could result in a change in depreciable lives and, therefore, amortisation in profit or loss in future periods.

Impairment of non-financial assets (including goodwill)

The Group assesses whether there are any indicators of impairment for all non-financial assets at the end of each reporting period or when annual impairment testing for an asset is required. The non-financial assets are tested for impairment when there are indicators that the carrying amounts may not be recoverable. An impairment exists when the carrying value of an asset or a CGU exceeds its recoverable amount, which is the higher of its fair value less costs of disposal and its value in use. The calculation of the fair value less costs of disposal is based on available data from binding sales transactions in an arm’s length transaction of similar assets or observable market prices less incremental costs for disposing of the asset. When value-in-use calculations are undertaken, management must estimate the expected future cash flows from the asset or CGU and choose a suitable discount rate in order to calculate the present value of those cash flows.

Taxes

Deferred tax assets are recognised for unused tax losses and deductible temporary difference to the extent that it is probable that taxable profit will be available against which the losses can be utilised. Significant management judgement is required to determine the amount of deferred tax assets that can be recognised, based upon the likely timing and the level of future taxable profits, together with future tax planning strategies. The Group recognised the consolidated deferred tax assets of nil (2021: RMB7,736,000) as at December 31, 2022, in relation to ECLs on debt financial assets, leases and trade payables, Impairment of property, plant and equipment, Impairment of intangible assets and Impairment of goodwill, accrual and provisions on profit-making subsidiaries, including Beijing Kuke Music, Naxos China, Music Culture and BMF Culture.

The Group had tax losses related to subsidiaries that have a history of losses, which may not be used to offset taxable income elsewhere in the Group. The subsidiaries neither have taxable temporary differences nor tax planning opportunities available that could partly support the recognition of these losses as deferred tax assets. On this basis, the Group has determined that it cannot recognise deferred tax assets on the tax losses carried forward.

Share-based payments

Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model, which depends on the terms and conditions of the grant. This estimate also requires determination of the most appropriate inputs to the valuation model including the expected life of the share option, volatility and dividend yield and making assumptions about them. For the measurement of the fair value of equity-settled transactions with employees at the grant date, the Group uses a binomial model for the Share Option Agreement (as defined in Note 29) and the 2020 ESOP Plan.  The assumptions and models used for estimating fair value for share-based payment transactions are disclosed in Note 29.

Incremental borrowing rate

IFRS16 requires a lessee to discount its unpaid lease payments using the interest rate implicit in the lease or, if that rate cannot be readily determined, its incremental borrowing rate. As most of the Group’s leases do not provide an implicit rate, the Group uses its incremental borrowing rate to measure lease liabilities. The Group’s incremental borrowing rate is estimated to approximate the interest rate on a collateralized basis with similar terms and payments, and with a similar security, the funds necessary to obtain an asset of a similar value to the right-of-use asset in a similar economic environment. The Group estimates the incremental borrowing rate using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates (such as the subsidiary’s stand-alone credit rating).